LEASES	9 Months Ended
Sep. 30, 2025
LEASES
LEASES

7. LEASES

As of September 30, 2025, the Group has operating leases recorded on its balance sheet for certain office spaces and facilities that expire on various dates through 2031. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases.

Information related to operating leases as of September 30, 2025 and December 31, 2024 are as follows:

	As of
	September 30, 2025	December 31, 2024
Assets
Operating lease right-of-use assets, non-current	$3,010	$3,597
Liabilities
Operating lease liabilities, current	$872	$816
Operating lease liabilities, non-current	$2,403	$3,066
Weighted average remaining lease term (years)	3.9	4.6
Weighted average discount rate	5.7%	5.7%

Information related to operating lease activities during the nine months ended September 30, 2025 and 2024 are as follows:

	Nine Months Ended September 30,
	2025	2024
Operating lease expense	$737	$687
Expense for short-term leases within 12 months	$22	$4

On September 12, 2024, the Group entered into an agreement to sublease its office and laboratory space in San Diego with a total minimum sublease income of $2.7 million over a term of approximately 3 years and 7 months. For the nine months ended September 30, 2025 and 2024, the Group recognized $0.8 million and less than $0.1 million in sublease income under the agreement, respectively.

Future minimum lease payments from September 30, 2025 until the expiration of the leases are as follows:

Remainder of 2025	$254
2026	1,040
2027	1,069
2028	557
2029	337
Thereafter	420
Total undiscounted lease payments	$3,677
Less: imputed interest	(402)
Total lease liabilities	$3,275